Benefit Plans — Predecessor (Details) - Schedule of amounts recognized in other comprehensive loss - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Aria Energy LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial (loss) gain	$ 213	$ (45)